FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
         or fiscal year ending:   12/31/2000     (b)

Is this a transition report?: (Y/N)                                      __N__

Is this an amendment to a previous filing? (Y/N)                         __N__


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Prudential's Annuity Plan Account-2
    B.  File Number: 811-1849
    C.  Telephone Number: 973-802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark      C.  State: NJ D.  Zip Code:07102 Zip Ext: 2992
    E.  Foreign Country:                        Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)            __N__

4.  Is this the last filing on this form by Registrant?(Y/N)             __N__

5.  Is Registrant a small business investment company (SBIC)?(Y/N)       __N__

6.  Is Registrant a unit investment trust(UIT)?(Y/N)                     __Y__
           (If answer is "Y" (yes) complete only items 111 through 132)

7.  A.  Is Registrant a series or multiple portfolio company?(Y/N)
        (If answer is "N" (No), go to item 8.)
    B. How many separate series or portfolios did Registrant have at the end of the period?

SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/2000                             If filing more than one
File number 811-1849                                     Page 2, "X":

    C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                             Is this the
 Series                                                      last filing
 Number         Series Name                                for this series?
 ------         -----------                                ----------------

   1                                                            (Y/N)


SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending  12/31/2000                            If filing more than one
File number 811- 1849                                    Page 47, "X":

UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name: Prudential Insurance Company of America
      B.  File Number (If any):
      C.  City: Newark    State: NJ   Zip Code: 07102     Zip Ext: _____________
      Foreign Country:_______________ Foreign Postal Code:____________________

111.* A.  Depositor Name:
      B.  File Number (If any): ________________________
      C.  City:__________ State:_____ Zip Code:__________ Zip Ext: _____________
      Foreign Country:_______________ Foreign Postal Code:____________________

112.* A.  Sponsor Name:
      B.  File Number (If any): ________________________
      C.  City:__________ State:_____ Zip Code:__________ Zip Ext: _____________
      Foreign Country:_______________ Foreign Postal Code:____________________

112.* A.  Sponsor Name:
      B.  File Number (If any): ________________________
      C.  City:__________ State:_____ Zip Code:__________ Zip Ext: _____________
      Foreign Country:_______________ Foreign Postal Code:____________________


SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/2000                             If filing more than one
File number 811- 1849                                    Page 48, "X":

113.* A.  Trustee Name:
      B.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________

113.* A.  Trustee Name:
      B.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________

114.* A.  Principal Underwriter Name:
      B.  File Number: _____________________________________
      C.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________

114.* A.  Principal Underwriter Name:
      B.  File Number: _____________________________________
      C.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________

115.* A.  Independent Public Accountant Name:
      B.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________

115.* A.  Independent Public Accountant Name:
      B.  City:___________  State: _____  Zip Code:_________  Zip Ext:______
      Foreign Country:__________________  Foreign Postal Code: _____________


SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/2000                             If filing more than one
File number 811- 1849                                    Page 49, "X":

116.* A. Is Registrant part of a family of investment companies?(Y/N)
                                                                          __Y__
      B.  Identify the family in 10 letters: PRUDENTIAL
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.* A.  Is Registrant a separate account of an insurance company?(Y/N)
                                                                          __Y__

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts?(Y/N):                                __Y__

     C.  Scheduled premium variable life contracts:                       __N__

     D.  Flexible premium variable life contracts:                        __N__

     E.  Other types of insurance products registered under the
         Securities Acts of 1933?(Y/N)                                    __N__

118.* State the number of series existing at the end of the
      period that had securities registered under the Securities
      Act of 1933                                                         __0__

119.* State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.* State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121.* State the number of series for which a current prospectus was in
      existence at the end of the period                                  __0__

122.* State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period __1__.

SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/2000                             If filing more than one
File number 811-1849                                     Page 50, "X":

123.* State the total value of the additional units considered in
      answering item 122 ($000's omitted)                               $17,792

124.* State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)

125.* State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
      principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
      omitted)                                                          $   000

126.  Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
      series.)($000's omitted)                                          $   000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of  Total Assets    Total Income
                                        Series     ($000's       Distributions
                                      Investing    omitted)    ($000's omitted)
                                      ---------  ------------  ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities           1        $69,132
K.  Other securities
L.  Total assets of all series of         1        $69,132
    registrant

SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/2000                             If filing more than one
File number 811-1849                                     Page 51, "X":

128.*  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
       other than the issuer?(Y/N)                                         Y/N

129.* Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
      the current period?(Y/N)                                             Y/N

130.* In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
      from insurance or guarantees?(Y/N)                                   Y/N

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                            $517

132.* List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-1849        811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-
         811-            811-         811-          811-

SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2001.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



BY: /s/ William J. Eckert          WITNESS: /s/ William Sues
   ----------------------------            --------------------------------
        William J. Eckert                       William Sues
        Vice President                          Director, Separate Accounts
        Chief Accounting Officer